Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Building under finance lease	15 years
Computer equipment	3 to 7 years
Furniture and fixtures	5 to 14 years
Furniture and fixtures under finance lease	5 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years
Production and test equipment under finance lease	5 years

	December 31,	December 31,
Net carrying amounts	2018	2017
Building under finance lease	$5,007	$5,819
Computer equipment	1,639	1,020
Furniture and fixtures	67	155
Leasehold improvements	1,019	1,624
Production and test equipment	13,888	6,696
	$21,620	$15,314

Cost	December 31, 2017	Additions	Disposals	Effect of movements in exchange rates	December 31, 2018
Building under finance lease	$12,180	$—	$—	$—	$12,180
Computer equipment	4,787	1,016	(215)	(4)	5,584
Furniture and fixtures	1,190	6	(87)	(6)	1,103
Leasehold improvements	8,246	71	(363)	(18)	7,936
Production and test equipment	36,431	8,932	(2,047)	(6)	43,310
	$62,834	$10,025	$(2,712)	$(34)	$70,113

Accumulated depreciation and impairment loss	December 31, 2017	Depreciation	Disposals	Effect of movements in exchange rates	December 31, 2018
Building under finance lease	$6,361	$812	$—	$—	$7,173
Computer equipment	3,767	383	(200)	(5)	3,945
Furniture and fixtures	1,035	60	(54)	(5)	1,036
Leasehold improvements	6,622	524	(211)	(18)	6,917
Production and test equipment	29,735	1,299	(1,607)	(5)	29,422
	$47,520	$3,078	$(2,072)	$(33)	$48,493
During the year ended December 31, 2018, the Corporation had cash additions of $9,854,000 and non-cash additions of $171,000 related to an adjustment for asset retirement obligations (note 16).

9.	Property, plant and equipment (cont'd):

Cost	December 31, 2016	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2017
Building under finance lease	$12,180	$—	$—	$—	$—	$12,180
Computer equipment	4,607	390	(169)	(54)	13	4,787
Furniture and fixtures	1,163	32	(17)	—	12	1,190
Leasehold improvements	8,794	7	(594)	—	39	8,246
Production and test equipment	33,053	2,639	(809)	1,532	16	36,431
Production and test equipment	2,078	—	—	(2,078)	—	—
under finance lease
	$61,875	$3,068	$(1,589)	$(600)	$80	$62,834

Accumulated depreciation and impairment loss	December 31, 2016	Depreciation	Impairment loss	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2017
Building under finance lease	$5,549	$812	$—	$—	$—	$—	$6,361
Computer equipment	3,558	365	—	(169)	—	13	3,767
Furniture and fixtures	978	62	—	(17)	—	12	1,035
Leasehold improvements	6,606	566	—	(594)	—	44	6,622
Production and test equipment	28,040	1,366	284	(809)	843	11	29,735
Production and test equipment	1,443	—	—	—	(1,443)	—	—
under finance lease
	$46,174	$3,171	$284	$(1,589)	$(600)	$80	$47,520